PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments And Other Accounts Receivable
SCHEDULE OF PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2025	2024

Advances to suppliers	$2,412	$-
Prepaid expenses	120	223
Government institutions	166	241
Other	239	117
	$2,937	$581